Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2015	2014
Deferred tax assets:
Allowance for loan losses	$19,773	$19,023
Accumulated other comprehensive loss – Pension Plan	8,266	8,005
Accumulated other comprehensive loss – Unrealized losses on securities	157	—
Deferred compensation	3,908	3,820
OREO valuation adjustments	2,418	3,984
Net deferred loan fees	1,204	933
Deferred contract bonus	1,031	—
Other	4,171	4,338
Total deferred tax assets	$40,928	$40,103
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	—	677
Deferred investment income	10,199	10,199
Pension plan	26,205	25,949
Mortgage servicing rights	3,153	3,015
Partnership adjustments	560	865
Other	872	804
Total deferred tax liabilities	$40,989	$41,509
Net deferred tax asset (liability)	$(61)	$(1,406)

Federal and state income taxes
The components of the provision for federal income taxes are shown below:

December 31, (In thousands)	2015	2014	2013
Currently payable
Federal	$32,817	$33,931	$34,435

Deferred
Federal	(250)	2,528	(1,932)

Total	$32,567	$36,459	$32,503

Schedule of income tax rate reconciliation
The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2015, 2014 and 2013.

	2015	2014	2013
Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.5)%	(0.5)%	(0.8)%
Bank owned life insurance	(1.8)%	(1.4)%	(1.6)%
Investments in qualified affordable housing projects, net of tax benefits	(1.9)%	(1.6)%	(1.7)%
Other tax credits	(0.9)%	—%	—%
KSOP dividend deduction	(1.0)%	(1.0)%	(1.1)%
Other	(0.2)%	(0.2)%	(0.1)%
Effective tax rate	28.7%	30.3%	29.7%

Reconciliation of unrecognized tax benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2015	2014	2013
January 1 Balance	$532	$518	$517
Additions based on tax positions related to the current year	80	76	74
Additions for tax positions of prior years	16	14	4
Reductions for tax positions of prior years	—	—	—
Reductions due to statute of limitations	(70)	(76)	(77)
December 31 Balance	$558	$532	$518